Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Total revenues	$ 154.1	$ 168.0	$ 611.6	$ 478.2	$ 440.1
(Loss) income from operations	(22.9)	(41.6)	11.2	23.0	28.8
Medical
Segment Reporting Information [Line Items]
Total revenues	49.2	60.3	155.7	62.6	42.9
Industrial
Segment Reporting Information [Line Items]
Total revenues	104.9	107.7	455.9	415.6	397.2
Operating Segments
Segment Reporting Information [Line Items]
(Loss) income from operations	(22.9)	(41.6)	11.2	23.0	28.8
Capital Expenditures	6.1	9.8	26.4	21.9	19.2
Depreciation and Amortization	37.3	25.9	83.6	68.4	69.5
Operating Segments | Medical
Segment Reporting Information [Line Items]
(Loss) income from operations	(4.3)	0.7	6.0	13.9	10.2
Capital Expenditures	3.8	6.8	14.2	10.1	8.0
Depreciation and Amortization	17.0	13.3	33.3	15.8	15.4
Operating Segments | Industrial
Segment Reporting Information [Line Items]
(Loss) income from operations	1.1	11.7	81.5	59.6	55.0
Capital Expenditures	2.0	2.7	12.2	11.4	10.4
Depreciation and Amortization	20.1	12.4	49.7	52.2	53.7
Operating Segments | Corporate
Segment Reporting Information [Line Items]
(Loss) income from operations	(3.2)	12.4	87.5	73.5	65.2
Capital Expenditures	5.8	9.5	26.4	21.5	18.4
Depreciation and Amortization	37.1	25.7	83.0	68.0	69.1
Operating Segments | Corporate and other
Segment Reporting Information [Line Items]
(Loss) income from operations	(19.7)	(54.0)	(76.3)	(50.5)	(36.4)
Capital Expenditures	0.3	0.3	0.0	0.4	0.8
Depreciation and Amortization	$ 0.2	$ 0.2	$ 0.6	$ 0.4	$ 0.4